7. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and banks	R$ 176,497	R$ 151,558
Cash equivalents	2,076,713	2,877,633
Cash and cash equivalents	R$ 2,253,210	R$ 3,029,191	R$ 2,283,047	R$ 1,886,221